UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2019

Date of reporting period:	06/30/2019

Item 1 – Reports to Stockholders

PGIM SHORT-TERM CORPORATE BOND FUND

SEMIANNUAL REPORT

JUNE 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of June 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Short-Term Corporate Bond Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Short-Term Corporate Bond Fund informative and useful. The report covers performance for the six-month period ended June 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short-Term Corporate Bond Fund

August 15, 2019

PGIM Short-Term Corporate Bond Fund	5

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 6/30/19 (without sales charges)	Average Annual Total Returns as of 6/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	4.45	2.10	1.28	2.71	—
Class B	3.34	1.02	0.96	2.17	—
Class C	3.99	3.79	1.20	2.31	—
Class R	4.19	5.23	1.68	2.78	—
Class Z	4.58	5.90	2.21	3.31	—
Class R2	4.37	5.49	N/A	N/A	3.05 (12/27/17)
Class R4	4.50	5.85	N/A	N/A	3.38 (12/27/17)
Class R6	4.63	6.01	2.33	N/A	2.48 (3/2/12)
Bloomberg Barclays 1–5 Year US Credit Index
	4.50	6.13	2.36	3.44	—
Lipper Short/Intermediate Investment Grade Debt Funds Average
	3.79	4.96	1.72	3.01	—

*Not annualized

Source: PGIM Investments LLC and Lipper, Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	0.50% on sales of $1 million or more made within 18 months of purchase	3.00% (Yr. 1) 2.00% (Yr. 2) 1.00% (Yr. 3) 1.00% (Yr. 4) 0.00% (Yr. 5)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Bloomberg Barclays 1–5 Year US Credit Index—The Bloomberg Barclays 1–5 Year US Credit Index is an unmanaged index of publicly issued US corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 shares are 3.74% and 2.47% for Class R6 shares.

Lipper Short/Intermediate Investment Grade Debt Funds Average—The Lipper Short/Intermediate Investment Grade Debt Funds Average (Lipper Average) is based on the average return of all funds in the

PGIM Short-Term Corporate Bond Fund	7

Your Fund’s Performance (continued)

Lipper Short/Intermediate Investment-Grade Debt Funds universe for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 shares are 2.94% and 1.91% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 6/30/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.14	2.09	2.09
Class B	0.03	–0.30	–0.30
Class C	0.11	1.46	1.46
Class R	0.13	1.87	1.62
Class Z	0.16	2.43	2.43
Class R2	0.14	2.03	–27.12
Class R4	0.15	2.28	–1.30
Class R6	0.16	2.52	2.52

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Credit Quality expressed as a percentage of total investments as of 6/30/19 (%)
AAA	14.4
AA	5.4
A	33.8
BBB	44.8
BB	1.3
Cash/Cash Equivalents	0.3
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. Credit ratings are subject to change.

PGIM Short-Term Corporate Bond Fund	9

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended June 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short-Term Corporate Bond Fund		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,044.50	0.79%	$4.00
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96
Class B	Actual	$1,000.00	$1,033.40	2.89%	$14.57
	Hypothetical	$1,000.00	$1,010.46	2.89%	$14.41
Class C	Actual	$1,000.00	$1,039.90	1.50%	$7.59
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50
Class R	Actual	$1,000.00	$1,041.90	1.10%	$5.57
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51
Class Z	Actual	$1,000.00	$1,045.80	0.53%	$2.69
	Hypothetical	$1,000.00	$1,022.17	0.53%	$2.66
Class R2	Actual	$1,000.00	$1,043.70	0.92%	$4.66
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61
Class R4	Actual	$1,000.00	$1,045.00	0.67%	$3.40
	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36
Class R6	Actual	$1,000.00	$1,046.30	0.42%	$2.13
	Hypothetical	$1,000.00	$1,022.71	0.42%	$2.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Short-Term Corporate Bond Fund	11

Schedule of Investments (unaudited)

as of June 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.0%

ASSET-BACKED SECURITIES 13.0%

Collateralized Loan Obligations
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100%	3.697	%(c)	07/15/31	5,000	$4,949,705
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	4.087	(c)	10/15/28	20,000	19,997,128
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.847	(c)	10/13/30	5,000	4,980,717
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.877	(c)	07/15/29	20,000	20,000,530
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.861	(c)	07/16/29	40,000	39,902,424
Series 2016-07A, Class A1R, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.801	(c)	11/27/31	41,000	40,927,487
Series 2018-11A, Class A1L, 144A, 3 Month LIBOR + 1.100%	3.686	(c)	07/26/31	10,000	9,901,680
Avery Point CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140%	3.544	(c)	01/15/28	16,000	16,000,000
Battalion CLO Ltd. (Cayman Islands), Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	3.628	(c)	07/17/28	5,000	4,985,540
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.847	(c)	07/15/29	34,100	34,120,047
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.847	(c)	10/15/30	15,000	14,975,318
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.843	(c)	07/20/32	32,500	32,495,632
CBAM Ltd. (Cayman Islands), Series 2018-06A, Class A, 144A, 3 Month LIBOR + 0.940%	3.537	(c)	07/15/31	40,000	39,923,484
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%	3.561	(c)	04/24/31	18,150	17,918,154

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of June 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands), (cont’d.)
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.831	%(c)	10/24/30	14,000	$13,999,758
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%	3.827	(c)	10/15/29	10,000	9,983,043
Series 2015-04A, Class AR, 144A, 3 Month LIBOR + 0.990%	3.385	(c)	04/18/27	90,000	89,999,370
Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890%	3.487	(c)	04/15/27	10,000	10,003,736
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.872	(c)	10/23/29	40,000	39,965,028
Madison Park Funding Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750%	3.347	(c)	04/15/29	10,300	10,179,743
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%	3.690	(c)	04/25/31	10,000	9,934,578
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.712	(c)	04/21/31	30,000	29,719,620
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.670	(c)	02/20/31	15,000	14,904,938
Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.853	(c)	10/12/30	45,000	44,881,447
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.857	(c)	07/15/30	40,000	40,020,540
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.833	(c)	10/30/30	35,000	34,995,198
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220%	3.742	(c)	05/21/29	80,000	79,999,520
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100%	3.701	(c)	07/16/31	25,000	24,840,730
Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.807	(c)	10/15/30	15,000	15,013,024

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Regatta VIII Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	3.838	%(c)	10/17/30	35,000	$34,905,493
Riserva CLO Ltd. (Cayman Islands), Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.140%	3.538	(c)	10/18/28	28,500	28,485,750
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.755	(c)	07/25/31	21,000	20,850,037
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.832	(c)	07/20/30	20,000	19,989,508
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.656	(c)	01/26/31	10,000	9,891,589
Series 2013-03RA, Class A, 144A, 3 Month LIBOR + 1.150%	3.751	(c)	04/18/31	21,243	21,115,179
Telos CLO Ltd. (Cayman Islands), Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.888	(c)	07/17/26	20,000	20,003,348
TICP CLO Ltd. (Cayman Islands),
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.576	(c)	01/15/29	72,750	72,706,859
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%	3.827	(c)	07/15/29	40,000	39,983,260
Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830%	3.416	(c)	04/26/28	51,000	50,705,281
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460%	3.927	(c)	07/20/32	20,000	20,010,308
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390%	3.970	(c)	10/25/28	9,000	9,000,397
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.842	(c)	10/20/29	40,000	39,950,448
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250%	4.070	(c)	01/20/32	9,000	8,966,792
West CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 0.920%	3.521	(c)	07/18/26	24,742	24,707,524

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of June 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	3.887	%(c)	04/15/30	25,000	$25,140,115

TOTAL ASSET-BACKED SECURITIES (cost $1,217,163,162)					1,215,930,007

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.1%
Commercial Mortgage Trust,
Series 2012-CR04, Class A2	1.801		10/15/45	1,175	1,168,179
Series 2014-CR18, Class A3	3.528		07/15/47	1,932	1,930,522
Series 2015-CR22, Class A3	3.207		03/10/48	27,750	28,401,057
Series 2015-DC01, Class A3	3.219		02/10/48	20,000	20,397,890
GS Mortgage Securities Trust,
Series 2014-GC24, Class A3	3.342		09/10/47	10,000	10,176,258
Series 2015-GC28, Class A3	3.307		02/10/48	8,225	8,320,298
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A3	2.523		08/15/49	16,726	16,660,884
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A2	3.531		07/15/46	10,000	10,194,232
Series 2015-NXS01, Class A3	3.058		05/15/48	5,791	5,872,742

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $103,642,402)					103,122,062

CORPORATE BONDS 84.6%

Advertising 0.0%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.500		10/01/20	2,835	2,871,116

Aerospace & Defense 0.6%
Arconic, Inc., Sr. Unsec’d. Notes(a)	6.150		08/15/20	19,267	19,941,881
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750		10/11/21	5,936	6,215,997
Harris Corp., Sr. Unsec’d. Notes	2.700		04/27/20	8,270	8,278,485
L3 Technologies, Inc., Gtd. Notes(a)	3.850		06/15/23	4,460	4,653,624
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.700		12/15/23	4,380	4,586,930

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
United Technologies Corp., Sr. Unsec’d. Notes(a)	3.650%	08/16/23	11,860	$12,420,874

				56,097,791

Agriculture 1.3%
Altria Group, Inc.,
Gtd. Notes	3.800	02/14/24	11,510	11,998,243
Gtd. Notes	9.250	08/06/19	9,353	9,411,643
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.764	08/15/22	44,345	44,412,281
Gtd. Notes	3.222	08/15/24	7,250	7,297,613
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950	07/21/20	25,925	25,995,042
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	3.250	06/12/20	4,905	4,938,301
Gtd. Notes	6.875	05/01/20	13,185	13,645,429

				117,698,552

Airlines 1.2%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,654	1,723,296
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24	20,949	21,965,387
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	33	33,965
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	12,191	12,930,865
Continental Airlines 2009-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	7.250	05/10/21	8,545	8,667,915
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.750	07/12/22	1,619	1,662,429
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	3,635	4,000,653
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	11/07/21	4,074	4,142,264
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.600	12/04/20	12,875	12,863,786
Sr. Unsec’d. Notes	2.875	03/13/20	8,462	8,472,277
Sr. Unsec’d. Notes	3.625	03/15/22	25,855	26,296,281
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650	11/05/20	7,235	7,265,309

				110,024,427

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of June 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 3.3%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.850%		09/15/21	17,495	$17,316,306
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.250		03/02/20	10,125	10,112,951
Gtd. Notes, 144A	3.700		05/04/23	25,000	25,868,073
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.343		11/02/20	5,000	4,964,957
Sr. Unsec’d. Notes	2.459		03/27/20	22,930	22,862,333
Sr. Unsec’d. Notes	3.157		08/04/20	12,740	12,787,675
Sr. Unsec’d. Notes	3.200		01/15/21	15,548	15,596,081
Sr. Unsec’d. Notes	3.336		03/18/21	14,025	14,097,017
Sr. Unsec’d. Notes	3.339		03/28/22	34,510	34,645,323
Sr. Unsec’d. Notes(a)	5.750		02/01/21	4,160	4,330,471
General Motors Financial Co., Inc.,
Gtd. Notes	3.150		01/15/20	14,815	14,844,037
Gtd. Notes(a)	3.150		06/30/22	21,060	21,188,669
Gtd. Notes(a)	3.200		07/06/21	10,175	10,264,337
Gtd. Notes(a)	3.450		01/14/22	7,980	8,093,972
Gtd. Notes	3.700		11/24/20	14,000	14,180,912
Gtd. Notes	3.700		05/09/23	10,025	10,170,764
Gtd. Notes	3.950		04/13/24	20,000	20,433,223
Gtd. Notes	4.375		09/25/21	9,739	10,052,603
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN(a)	2.400		09/15/19	18,145	18,127,399
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875		11/13/20	7,935	8,103,607
Gtd. Notes, 144A	4.000		11/12/21	10,200	10,527,784

					308,568,494

Auto Parts & Equipment 0.1%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A(a)	4.000		04/29/20	5,179	5,205,279
Gtd. Notes, 144A	4.500		04/29/22	6,897	7,028,709

					12,233,988

Banks 22.4%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	3.125		02/23/23	6,600	6,694,875
Sr. Unsec’d. Notes	3.500		04/11/22	13,600	13,951,521
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.724	(c)	04/12/23	6,200	6,173,924
Sr. Unsec’d. Notes	3.848		04/12/23	10,000	10,380,997

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125	%(ff)	—	(rr)	3,685	$3,708,031
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.387%(a)	5.797	(c)	—	(rr)	15,000	14,954,400
Sr. Unsec’d. Notes	3.004	(ff)	12/20/23		55,063	56,073,153
Sr. Unsec’d. Notes	3.366	(ff)	01/23/26		17,585	18,145,801
Sr. Unsec’d. Notes, GMTN	2.625		04/19/21		50,185	50,497,801
Sr. Unsec’d. Notes, MTN	3.124	(ff)	01/20/23		42,000	42,622,416
Sr. Unsec’d. Notes, MTN	3.864	(ff)	07/23/24		35,000	36,761,595
Sub. Notes, MTN	4.200		08/26/24		20,000	21,260,026
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.050		05/03/21		14,550	14,520,632
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.250		01/12/21		15,835	15,948,639
Sr. Unsec’d. Notes(a)	3.684		01/10/23		42,770	43,330,199
Sr. Unsec’d. Notes	3.932	(ff)	05/07/25		16,800	17,097,995
Sr. Unsec’d. Notes, MTN(a)	4.338	(ff)	05/16/24		12,000	12,394,772
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A(a)	3.375		01/09/25		10,555	10,739,134
Sr. Unsec’d. Notes, 144A, MTN	2.950		05/23/22		16,826	17,002,239
Sr. Unsec’d. Notes, 144A, MTN	3.500		03/01/23		28,488	29,304,647
BPCE SA (France),
Gtd. Notes, MTN	2.500		07/15/19		10,000	9,999,200
Sr. Unsec’d. Notes, 144A	4.000		09/12/23		6,390	6,675,377
Sr. Unsec’d. Notes, 144A, MTN(a)	2.750		01/11/23		36,480	36,713,054
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	(ff)	—	(rr)	19,535	20,088,231
Jr. Sub. Notes, Series R	6.125	(ff)	—	(rr)	6,810	6,997,275
Sr. Unsec’d. Notes	2.700		03/30/21		78,185	78,587,178
Sr. Unsec’d. Notes	2.700		10/27/22		33,632	33,916,189
Sr. Unsec’d. Notes	2.750		04/25/22		26,030	26,268,632
Sr. Unsec’d. Notes	2.876	(ff)	07/24/23		14,860	15,051,641
Sr. Unsec’d. Notes	3.142	(ff)	01/24/23		14,051	14,291,186
Sr. Unsec’d. Notes(a)	3.352	(ff)	04/24/25		33,180	34,274,258
Sr. Unsec’d. Notes	4.044	(ff)	06/01/24		8,140	8,604,710
Citizens Bank NA, Sr. Unsec’d. Notes(a)	3.250		02/14/22		11,250	11,468,331
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	3.000		10/29/21		18,996	19,297,076

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of June 30, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	2.750%		03/26/20		20,250	$20,281,659
Gtd. Notes	3.450		04/16/21		5,000	5,078,256
Gtd. Notes	3.800		06/09/23		25,000	25,926,796
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	5.000		01/12/22		5,200	5,439,446
Sr. Unsec’d. Notes, 144A, MTN	2.800		03/10/21		12,760	12,779,463
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.150		01/22/21		5,150	5,111,160
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	3.855	(c)	02/04/21		9,725	9,643,675
Sr. Unsec’d. Notes(a)	3.950		02/27/23		19,320	19,385,010
Sr. Unsec’d. Notes	4.250		02/04/21		16,690	16,837,468
Sr. Unsec’d. Notes, GMTN	3.375		05/12/21		13,895	13,835,839
Sr. Unsec’d. Notes, Series D	5.000		02/14/22		10,350	10,668,939
Discover Bank,
Sr. Unsec’d. Notes	3.100		06/04/20		7,862	7,899,974
Sr. Unsec’d. Notes(a)	3.350		02/06/23		9,710	9,937,064
First Horizon National Corp.,
Sr. Unsec’d. Notes	3.500		12/15/20		13,890	14,056,511
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L, 3 Month LIBOR + 3.884%	6.429	(c)	—	(rr)	9,925	9,913,090
Jr. Sub. Notes, Series M	5.375	(ff)	—	(rr)	9,610	9,622,013
Jr. Sub. Notes, Series P	5.000	(ff)	—	(rr)	5,000	4,800,000
Sr. Unsec’d. Notes	2.350		11/15/21		8,210	8,201,815
Sr. Unsec’d. Notes	2.600		04/23/20		16,000	16,030,596
Sr. Unsec’d. Notes	2.875		02/25/21		38,750	39,028,290
Sr. Unsec’d. Notes	2.908	(ff)	06/05/23		48,970	49,496,674
Sr. Unsec’d. Notes	3.000		04/26/22		39,760	40,140,205
Sr. Unsec’d. Notes, GMTN	5.375		03/15/20		10,000	10,205,839
Sr. Unsec’d. Notes, MTN	2.905	(ff)	07/24/23		25,800	26,049,502
HSBC Bank USA NA, Sub. Notes	4.875		08/24/20		12,865	13,220,620
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.650		01/05/22		9,620	9,657,353
Sr. Unsec’d. Notes	3.262	(ff)	03/13/23		23,335	23,768,645
Sr. Unsec’d. Notes	3.950	(ff)	05/18/24		30,250	31,647,333
ING Groep NV (Netherlands), Sr. Unsec’d. Notes(a)	3.550		04/09/24		5,400	5,585,979
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.375		01/12/23		31,245	31,132,871

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC	4.625	%(ff)	—	(rr)	11,600	$11,237,500
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%(a)	6.053	(c)	—	(rr)	10,042	10,036,577
Jr. Sub. Notes, Series Q(a)	5.150	(ff)	—	(rr)	10,000	10,137,500
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%	5.000	(c)	—	(rr)	20,000	19,936,000
Sr. Unsec’d. Notes(a)	2.400		06/07/21		29,670	29,750,035
Sr. Unsec’d. Notes	2.776	(ff)	04/25/23		25,230	25,476,446
Sr. Unsec’d. Notes	3.207	(ff)	04/01/23		23,490	23,973,618
Sr. Unsec’d. Notes	3.559	(ff)	04/23/24		48,980	50,781,099
Sr. Unsec’d. Notes(a)	3.797	(ff)	07/23/24		25,000	26,218,908
Sr. Unsec’d. Notes	4.250		10/15/20		14,475	14,832,335
Sub. Notes(a)	3.375		05/01/23		10,000	10,281,648
Lloyds Bank PLC (United Kingdom),
Gtd. Notes	2.700		08/17/20		7,494	7,522,518
Gtd. Notes	3.300		05/07/21		14,200	14,422,124
Gtd. Notes, 144A, MTN	5.800		01/13/20		26,720	27,196,874
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	2.907	(ff)	11/07/23		21,300	21,335,386
Sr. Unsec’d. Notes	3.900		03/12/24		4,765	4,961,695
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	3.455		03/02/23		15,000	15,421,455
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450	(ff)	—	(rr)	17,375	17,331,563
Jr. Sub. Notes, Series J(a)	5.550	(ff)	—	(rr)	4,700	4,751,700
Sr. Unsec’d. Notes	5.750		01/25/21		20,526	21,559,035
Sr. Unsec’d. Notes, GMTN	2.500		04/21/21		28,660	28,713,696
Sr. Unsec’d. Notes, GMTN	2.750		05/19/22		17,640	17,825,062
Sr. Unsec’d. Notes, GMTN(a)	3.125		01/23/23		25,957	26,542,766
Sr. Unsec’d. Notes, GMTN	3.750		02/25/23		25,765	26,914,577
Sr. Unsec’d. Notes, GMTN	5.500		01/26/20		14,765	15,018,691
Sr. Unsec’d. Notes, MTN	2.625		11/17/21		20,640	20,764,891
Sr. Unsec’d. Notes, Series F, MTN	3.875		04/29/24		24,110	25,553,103
NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.625		09/29/22		24,070	24,595,850
PNC Bank NA, Sub. Notes	2.950		01/30/23		4,575	4,666,437
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875		09/12/23		15,672	16,080,261
Sr. Unsec’d. Notes	4.269	(ff)	03/22/25		12,290	12,710,208
Sr. Unsec’d. Notes	4.519	(ff)	06/25/24		6,800	7,082,439

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of June 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875%		10/16/20	11,555	$11,573,950
Sr. Unsec’d. Notes, MTN	3.125		01/08/21	10,050	10,096,151
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	3.050		03/25/22	21,200	21,511,004
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.875		03/28/24	19,090	19,746,981
Standard Chartered PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.785	(ff)	05/21/25	6,250	6,380,777
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.442		10/19/21	4,330	4,336,164
Sr. Unsec’d. Notes(a)	3.102		01/17/23	38,315	38,998,689
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700		01/27/22	13,070	13,165,366
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875		09/07/21	13,630	13,524,306
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	2.650		06/12/24	12,290	12,400,997
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A	2.650		02/01/22	28,325	28,465,632
Gtd. Notes, 144A	3.491		05/23/23	12,500	12,814,711
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	2.625		07/22/22	39,790	40,077,194

					2,095,901,139

Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	4.150		01/23/25	15,870	17,190,754
Constellation Brands, Inc.,
Gtd. Notes	2.700		05/09/22	3,435	3,454,673
Gtd. Notes, 3 Month LIBOR + 0.700%	3.218	(c)	11/15/21	20,790	20,800,412
Gtd. Notes	3.875		11/15/19	10,000	10,046,014
Keurig Dr. Pepper, Inc., Gtd. Notes	4.057		05/25/23	4,000	4,199,508

					55,691,361

Biotechnology 1.9%
Amgen, Inc.,
Sr. Unsec’d. Notes	1.850		08/19/21	12,785	12,666,678
Sr. Unsec’d. Notes(a)	2.650		05/11/22	44,355	44,692,482

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Baxalta, Inc., Gtd. Notes	2.875%		06/23/20	10,480	$10,511,348
Biogen, Inc., Sr. Unsec’d. Notes	2.900		09/15/20	17,408	17,495,437
Celgene Corp.,
Sr. Unsec’d. Notes	2.250		08/15/21	32,040	31,934,656
Sr. Unsec’d. Notes	2.750		02/15/23	30,500	30,770,636
Sr. Unsec’d. Notes	2.875		08/15/20	8,672	8,718,012
Sr. Unsec’d. Notes	3.625		05/15/24	8,120	8,524,224
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.550		09/01/20	9,620	9,648,307

					174,961,780

Building Materials 1.0%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000		06/15/20	11,225	11,262,013
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.887	(c)	12/20/19	17,500	17,499,728
Owens Corning, Sr. Unsec’d. Notes	4.200		12/15/22	34,223	35,617,224
Vulcan Materials Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.010	(c)	06/15/20	12,130	12,131,097
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	3.170	(c)	03/01/21	16,305	16,317,392

					92,827,454

Chemicals 2.9%
Celanese US Holdings LLC,
Gtd. Notes	3.500		05/08/24	5,000	5,132,640
Gtd. Notes	4.625		11/15/22	8,900	9,427,834
CF Industries, Inc., Sr. Sec’d. Notes, 144A	3.400		12/01/21	16,305	16,549,575
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	2.450		05/01/20	16,040	16,018,849
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125		11/15/21	44,913	46,482,453
Sr. Unsec’d. Notes, 144A	3.625		05/15/26	6,240	6,470,810
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.205		11/15/23	9,030	9,666,009

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of June 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Eastman Chemical Co.,
Sr. Unsec’d. Notes	3.500%	12/01/21	10,245	$10,480,493
Sr. Unsec’d. Notes	3.600	08/15/22	5,850	6,005,396
Sr. Unsec’d. Notes	4.500	01/15/21	449	460,431
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A	4.250	10/15/19	7,635	7,678,563
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21	19,935	21,374,773
Mosaic Co. (The), Sr. Unsec’d. Notes	3.250	11/15/22	36,770	37,525,036
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes(a)	4.875	03/30/20	19,415	19,746,902
SASOL Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	14,245	15,436,544
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes(a)	2.750	06/01/22	22,130	22,357,091
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400	12/03/20	20,875	21,075,855

				271,889,254

Commercial Services 1.4%
Equifax, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/21	6,100	6,064,608
Sr. Unsec’d. Notes	3.950	06/15/23	11,305	11,786,882
ERAC USA Finance LLC,
Gtd. Notes, 144A(a)	2.350	10/15/19	20,835	20,810,370
Gtd. Notes, 144A	2.600	12/01/21	25,000	25,061,419
Gtd. Notes, 144A	2.700	11/01/23	9,035	9,051,272
Gtd. Notes, 144A(a)	5.250	10/01/20	6,000	6,203,974
IHS Markit Ltd.,
Gtd. Notes, 144A	5.000	11/01/22	4,808	5,094,076
Sr. Unsec’d. Notes	3.625	05/01/24	12,500	12,883,125
Sr. Unsec’d. Notes	4.125	08/01/23	6,260	6,507,896
RELX Capital, Inc. (United Kingdom), Gtd. Notes	3.500	03/16/23	6,240	6,444,095
Total System Services, Inc.,
Sr. Unsec’d. Notes	3.800	04/01/21	11,178	11,384,817
Sr. Unsec’d. Notes	4.000	06/01/23	10,615	11,082,600

				132,375,134

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers 0.3%
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	13,990	$14,450,064
International Business Machines Corp., Sr. Unsec’d. Notes(a)	2.850		05/13/22	9,865	10,033,147

					24,483,211

Diversified Financial Services 1.3%
American Express Co.,
Sr. Unsec’d. Notes	2.500		08/01/22	28,450	28,630,599
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.165	(c)	11/05/21	10,000	10,051,410
Sr. Unsec’d. Notes	3.400		02/22/24	16,551	17,267,209
Sr. Unsec’d. Notes	3.700		11/05/21	13,850	14,277,556
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A(a)	4.875		05/01/24	14,565	15,022,695
Capital One Bank USA NA, Sub. Notes	8.800		07/15/19	7,995	8,012,429
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes(a)	5.500		10/18/23	10,073	10,867,529
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(d)	5.250		02/06/12	1,520	25,384
Sr. Unsec’d. Notes, MTN(d)	5.625		01/24/13	1,000	16,900
Sr. Unsec’d. Notes, MTN(d)	6.000		07/19/12	900	15,030
Synchrony Financial,
Sr. Unsec’d. Notes	2.700		02/03/20	14,715	14,716,249
Sr. Unsec’d. Notes	3.000		08/15/19	5,517	5,517,823

					124,420,813

Electric 7.1%
Alliant Energy Finance LLC, Gtd. Notes, 144A	3.750		06/15/23	24,100	25,028,677
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series I	3.650		12/01/21	9,765	10,070,920
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.500		09/01/22	12,160	12,176,174
Sr. Unsec’d. Notes	3.600		11/01/21	15,330	15,748,446
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000		05/15/21	16,755	16,672,702
Dominion Energy, Inc.,
Jr. Sub. Notes	2.579		07/01/20	12,200	12,182,469
Jr. Sub. Notes	2.962		07/01/19	2,810	2,810,000
Jr. Sub. Notes	3.071		08/15/24	13,520	13,629,087

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of June 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Dominion Energy, Inc., (cont’d.)
Jr. Sub. Notes	4.104%	04/01/21	22,500	$23,034,993
Sr. Unsec’d. Notes, Series B	2.750	09/15/22	10,000	10,083,360
Sr. Unsec’d. Notes, Series C	2.000	08/15/21	13,955	13,840,987
Duke Energy Corp., Sr. Unsec’d. Notes	1.800	09/01/21	15,715	15,542,232
Duke Energy Progress LLC, First Mortgage	3.375	09/01/23	6,690	6,974,927
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350	10/13/20	12,350	12,356,808
Emera US Finance LP (Canada), Gtd. Notes	2.700	06/15/21	32,535	32,646,210
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	10,890	10,860,892
Gtd. Notes, 144A	2.875	05/25/22	23,170	23,353,523
Entergy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/22	10,493	10,916,132
Sr. Unsec’d. Notes	5.125	09/15/20	11,128	11,389,616
Entergy Gulf States Louisiana LLC, First Mortgage	5.590	10/01/24	3,800	4,380,640
Eversource Energy, Sr. Unsec’d. Notes, Series K	2.750	03/15/22	2,805	2,838,628
Exelon Corp.,
Jr. Sub. Notes	3.497	06/01/22	53,219	54,521,931
Sr. Unsec’d. Notes	2.450	04/15/21	4,940	4,938,607
Sr. Unsec’d. Notes	2.850	06/15/20	10,670	10,703,796
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes	2.950	01/15/20	26,996	27,026,058
Sr. Unsec’d. Notes	5.200	10/01/19	4,994	5,024,282
FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	2.850	07/15/22	25,000	25,306,493
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	2.100	10/04/21	13,335	13,220,893
Georgia Power Co., Sr. Unsec’d. Notes	2.400	04/01/21	19,095	19,108,987
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	3.700	09/01/24	8,035	8,317,480
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.800	01/15/23	14,510	14,611,619
Gtd. Notes	3.150	04/01/24	17,375	17,863,235
Gtd. Notes	4.500	06/01/21	20,900	21,635,922

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750%		06/15/24	9,285	$9,539,019
PSEG Power LLC,
Gtd. Notes(a)	3.000		06/15/21	14,230	14,382,062
Gtd. Notes	3.850		06/01/23	15,435	16,082,519
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.875		06/15/24	14,045	14,225,951
Sempra Energy,
Sr. Unsec’d. Notes	2.850		11/15/20	22,900	23,054,102
Sr. Unsec’d. Notes	2.900		02/01/23	17,000	17,142,407
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	3.097	(c)	01/15/21	23,740	23,660,712
Southern California Edison Co., First Mortgage, Series D	3.400		06/01/23	7,500	7,649,580
Southern Co. (The),
Sr. Unsec’d. Notes	2.350		07/01/21	4,505	4,501,636
Sr. Unsec’d. Notes	2.750		06/15/20	12,818	12,857,788
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550		07/15/24	13,765	13,845,975

					665,758,477

Electronics 0.5%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125		06/15/21	18,569	18,750,561
Fortive Corp., Sr. Unsec’d. Notes	2.350		06/15/21	7,845	7,829,440
Trimble, Inc., Sr. Unsec’d. Notes	4.150		06/15/23	16,030	16,590,491
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.350		08/01/19	3,455	3,453,860

					46,624,352

Foods 2.6%
Campbell Soup Co., Sr. Unsec’d. Notes	3.300		03/15/21	7,375	7,469,767
Conagra Brands, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%(a)	3.342	(c)	10/22/20	30,615	30,619,859
General Mills, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	3.141	(c)	04/16/21	26,585	26,593,881
Kraft Heinz Foods Co.,
Gtd. Notes	2.800		07/02/20	38,045	38,087,270
Gtd. Notes	4.000		06/15/23	35,344	37,031,140

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of June 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Kroger Co. (The), Sr. Unsec’d. Notes	2.800%		08/01/22	7,525	$7,600,354
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700		08/15/22	23,140	23,352,164
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000		10/28/21	17,430	17,269,690
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.650		10/03/21	17,035	16,791,594
Sysco Corp., Gtd. Notes	2.500		07/15/21	6,520	6,548,172
Tyson Foods, Inc.,
Gtd. Notes	2.650		08/15/19	3,580	3,580,595
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	3.070	(c)	06/02/20	20,000	20,020,065
Sr. Unsec’d. Notes	3.900		09/28/23	4,320	4,552,256
Wm Wrigley Jr Co., Sr. Unsec’d. Notes, 144A	2.900		10/21/19	2,550	2,552,171

					242,068,978

Forest Products & Paper 0.2%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400		11/01/20	13,600	14,135,190

Gas 0.1%
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	2.800		11/15/20	9,700	9,744,988

Healthcare-Products 1.6%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900		11/30/21	31,245	31,762,714
Becton, Dickinson & Co., Sr. Unsec’d. Notes(a)	2.894		06/06/22	45,580	46,199,228
Boston Scientific Corp., Sr. Unsec’d. Notes	3.450		03/01/24	18,915	19,742,306
Stryker Corp., Sr. Unsec’d. Notes(a)	2.625		03/15/21	17,460	17,535,206
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.700		04/01/20	15,435	15,454,227
Sr. Unsec’d. Notes	3.150		04/01/22	20,347	20,664,775

					151,358,456

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services 2.4%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750%	11/15/22	9,142	$9,193,874
Sr. Unsec’d. Notes	2.800	06/15/23	41,379	41,627,715
Anthem, Inc.,
Sr. Unsec’d. Notes	2.250	08/15/19	13,940	13,934,842
Sr. Unsec’d. Notes	2.950	12/01/22	22,580	22,902,085
Sr. Unsec’d. Notes	3.700	08/15/21	14,150	14,476,015
Sr. Unsec’d. Notes	4.350	08/15/20	3,930	4,014,495
Centene Corp., Sr. Unsec’d. Notes	4.750	05/15/22	25,000	25,531,250
Cigna Holding Co., Gtd. Notes	3.250	04/15/25	10,655	10,834,717
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450	06/15/21	1,416	1,484,955
Dignity Health, Sec’d. Notes	2.637	11/01/19	8,900	8,890,349
HCA, Inc.,
Sr. Sec’d. Notes	4.750	05/01/23	21,329	22,830,594
Sr. Sec’d. Notes	5.875	03/15/22	21,268	23,245,040
Humana, Inc., Sr. Unsec’d. Notes	2.625	10/01/19	9,010	9,012,855
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.625	02/01/20	3,640	3,642,251
Sr. Unsec’d. Notes	4.625	11/15/20	3,730	3,817,733
Quest Diagnostics, Inc., Gtd. Notes	4.700	04/01/21	10,476	10,855,904

				226,294,674

Home Builders 0.2%
Lennar Corp., Gtd. Notes	4.125	01/15/22	15,600	16,004,820

Household Products/Wares 0.5%
Church & Dwight Co., Inc., Sr. Unsec’d. Notes	2.450	08/01/22	14,710	14,740,252
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.375	06/24/22	28,840	28,812,788

				43,553,040

Housewares 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	4.000	06/15/22	10,895	11,118,952

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of June 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance 1.9%
American International Group, Inc.,
Sr. Unsec’d. Notes	2.300%		07/16/19	29,190	$29,187,639
Sr. Unsec’d. Notes	3.300		03/01/21	5,994	6,074,889
Sr. Unsec’d. Notes	3.900		04/01/26	8,610	9,011,252
Sr. Unsec’d. Notes	4.125		02/15/24	4,640	4,916,759
AXIS Specialty Finance LLC, Gtd. Notes	5.875		06/01/20	6,075	6,263,168
CNA Financial Corp., Sr. Unsec’d. Notes	3.950		05/15/24	10,034	10,588,479
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A(a)	4.250		06/15/23	6,300	6,660,085
Gtd. Notes, 144A	5.000		06/01/21	10,554	10,997,282
Markel Corp., Sr. Unsec’d. Notes	7.125		09/30/19	14,001	14,137,651
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.500		12/29/20	11,485	11,676,550
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	2.200		04/08/20	9,525	9,505,503
Trinity Acquisition PLC, Gtd. Notes	3.500		09/15/21	9,895	10,069,155
Unum Group, Sr. Unsec’d. Notes	3.000		05/15/21	6,145	6,177,864
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625		03/15/22	16,075	17,002,769
Sr. Unsec’d. Notes	6.150		08/15/19	642	644,488
Sr. Unsec’d. Notes	7.375		09/15/19	3,960	3,996,588
Willis Towers Watson PLC, Gtd. Notes	5.750		03/15/21	16,033	16,837,410

					173,747,531

Lodging 0.9%
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.300		01/15/22	36,420	36,299,796
Sr. Unsec’d. Notes(a)	3.375		10/15/20	4,195	4,231,790
Sr. Unsec’d. Notes	7.150		12/01/19	10,218	10,398,958
Sr. Unsec’d. Notes, Series N	3.125		10/15/21	2,723	2,757,543
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	3.120	(c)	12/01/20	19,615	19,689,953
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	4.600		08/08/23	10,800	11,351,200

					84,729,240

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.3%
John Deere Capital Corp., Sr. Unsec’d. Notes(a)	3.650%		10/12/23	3,500	$3,700,923
Roper Technologies, Inc., Sr. Unsec’d. Notes	3.650		09/15/23	24,750	25,779,954

					29,480,877

Media 2.2%
CBS Corp.,
Gtd. Notes	2.900		06/01/23	1,000	1,008,860
Gtd. Notes	3.375		03/01/22	8,025	8,211,213
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes(a)	4.464		07/23/22	49,305	51,808,395
Comcast Corp.,
Gtd. Notes(a)	3.375		08/15/25	6,908	7,225,051
Gtd. Notes	3.700		04/15/24	15,000	15,920,223
Gtd. Notes(a)	3.950		10/15/25	19,557	21,099,656
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150		08/15/24	13,428	13,613,375
Discovery Communications LLC,
Gtd. Notes	2.200		09/20/19	12,440	12,422,460
Gtd. Notes	2.800		06/15/20	500	501,001
Gtd. Notes	3.500		06/15/22	30,770	31,344,763
NBCUniversal Media LLC, Gtd. Notes	4.375		04/01/21	5,355	5,553,219
Sky Ltd. (United Kingdom), Gtd. Notes, 144A	2.625		09/16/19	11,900	11,901,450
Viacom, Inc.,
Jr. Sub. Notes(a)	5.875	(ff)	02/28/57	12,500	12,756,250
Sr. Unsec’d. Notes	2.250		02/04/22	3,287	3,221,907
Sr. Unsec’d. Notes	3.125		06/15/22	5,000	5,054,988
Sr. Unsec’d. Notes(a)	4.250		09/01/23	3,000	3,173,724

					204,816,535

Mining 0.2%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250	(ff)	10/19/75	2,935	3,056,069
Newmont Goldcorp Corp.,
Gtd. Notes, 144A	3.625		06/09/21	10,112	10,296,787
Gtd. Notes, 144A(a)	3.700		03/15/23	5,500	5,705,066

					19,057,922

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of June 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas 3.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	35,825	$37,085,161
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	10,515	10,671,098
BG Energy Capital PLC (United Kingdom), Gtd. Notes, 144A	4.000	10/15/21	4,000	4,134,603
BP Capital Markets America, Inc.,
Gtd. Notes	2.112	09/16/21	14,660	14,633,200
Gtd. Notes	2.520	09/19/22	15,000	15,119,400
Gtd. Notes	3.790	02/06/24	10,800	11,435,312
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.450	11/15/21	11,400	11,648,797
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	3.000	08/15/22	3,400	3,414,861
Sr. Unsec’d. Notes	5.700	10/15/19	8,082	8,144,775
Continental Resources, Inc., Gtd. Notes(a)	3.800	06/01/24	17,715	18,214,363
Gtd. Notes(a)	4.500	04/15/23	19,019	19,982,913
Devon Energy Corp.,
Sr. Unsec’d. Notes	3.250	05/15/22	24,434	24,895,560
Sr. Unsec’d. Notes	4.000	07/15/21	10,941	11,223,821
EOG Resources, Inc.,
Sr. Unsec’d. Notes(a)	2.625	03/15/23	8,550	8,650,261
Sr. Unsec’d. Notes	4.100	02/01/21	3,390	3,489,282
EQT Corp., Sr. Unsec’d. Notes	2.500	10/01/20	6,905	6,886,974
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	7.250	12/15/19	15,291	15,598,387
Marathon Oil Corp., Sr. Unsec’d. Notes	2.800	11/01/22	9,394	9,437,215
Newfield Exploration Co.,
Gtd. Notes	5.375	01/01/26	5,500	6,026,739
Gtd. Notes	5.625	07/01/24	16,000	17,691,200
Gtd. Notes	5.750	01/30/22	24,281	25,988,034
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150	12/15/21	18,487	19,077,473
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.500	01/30/23	19,100	18,123,990
Gtd. Notes(a)	4.250	01/15/25	6,500	6,008,925
Gtd. Notes, GMTN	4.625	09/21/23	5,600	5,502,056

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Phillips 66, Gtd. Notes, 3 Month LIBOR + 0.600%	3.121	%(c)	02/26/21	7,120	$7,120,238

					340,204,638

Oil & Gas Services 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	2.773		12/15/22	21,720	21,953,784
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000		12/21/20	10,125	10,208,026

					32,161,810

Packaging & Containers 0.2%
Ball Corp., Gtd. Notes	4.375		12/15/20	1,940	1,982,680
Bemis Co., Inc., Gtd. Notes, 144A	6.800		08/01/19	1,879	1,884,479
WRKCo, Inc., Gtd. Notes(a)	3.750		03/15/25	10,190	10,572,120

					14,439,279

Pharmaceuticals 7.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.300		05/14/21	20,430	20,306,469
Sr. Unsec’d. Notes(a)	2.500		05/14/20	46,995	46,990,523
Sr. Unsec’d. Notes(a)	3.750		11/14/23	20,800	21,655,545
Allergan Funding SCS,
Gtd. Notes	3.000		03/12/20	73,025	73,239,101
Gtd. Notes	3.450		03/15/22	16,180	16,520,019
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.500		06/25/21	20,575	20,873,011
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375		10/08/19	15,975	15,954,044
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	2.900		07/26/24	11,565	11,835,855
Sr. Unsec’d. Notes, 144A	3.200		06/15/26	15,725	16,338,444
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	2.616		06/15/22	30,160	30,341,117
Cigna Corp.,
Gtd. Notes, 144A, 3 Month LIBOR + 0.650%	3.060	(c)	09/17/21	8,445	8,448,563
Gtd. Notes, 144A	3.750		07/15/23	3,717	3,869,892
Gtd. Notes, 144A	4.125		11/15/25	13,930	14,834,633

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of June 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes	2.125%	06/01/21	5,000	$4,966,817
Sr. Unsec’d. Notes	2.800	07/20/20	69,833	70,011,423
Sr. Unsec’d. Notes(a)	3.700	03/09/23	21,730	22,472,001
Sr. Unsec’d. Notes	4.100	03/25/25	23,291	24,564,789
Express Scripts Holding Co.,
Gtd. Notes	3.050	11/30/22	14,900	15,130,693
Gtd. Notes	4.750	11/15/21	29,510	30,984,248
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	3.000	11/15/20	27,255	27,501,237
Medco Health Solutions, Inc., Gtd. Notes	4.125	09/15/20	2,000	2,037,920
Merck & Co., Inc., Sr. Unsec’d. Notes	2.900	03/07/24	15,080	15,579,814
Mylan NV, Gtd. Notes	3.150	06/15/21	20,110	20,114,083
Mylan, Inc., Gtd. Notes(a)	4.200	11/29/23	6,000	6,027,548
Gtd. Notes, 144A	3.125	01/15/23	15,000	14,576,820
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	1.900	09/23/19	17,540	17,512,813
Gtd. Notes	2.400	09/23/21	47,645	47,586,487
Gtd. Notes	2.875	09/23/23	7,560	7,633,903
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	4.400	11/26/23	10,990	11,775,360
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	2.200	07/21/21	47,780	45,331,275
Zoetis, Inc., Sr. Unsec’d. Notes	3.450	11/13/20	15,455	15,651,051

				700,665,498

Pipelines 3.6%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350	03/15/20	16,500	16,726,875
Energy Transfer Operating LP, Gtd. Notes	5.875	01/15/24	64,160	71,420,616
EnLink Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.400	04/01/24	3,675	3,716,270

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes	2.550%		10/15/19	14,680	$14,675,431
Gtd. Notes	2.850		04/15/21	17,180	17,310,976
Gtd. Notes, Series D	4.875	(ff)	08/16/77	4,000	3,768,440
EQM Midstream Partners LP, Sr. Unsec’d. Notes	4.750		07/15/23	7,695	8,001,707
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450		07/15/20	10,112	10,374,900
Kinder Morgan Energy Partners LP,
Gtd. Notes(a)	3.950		09/01/22	10,000	10,410,531
Gtd. Notes	4.150		02/01/24	16,886	17,809,868
Gtd. Notes(a)	5.000		10/01/21	29,692	31,134,830
Gtd. Notes	6.500		04/01/20	5,000	5,144,787
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000		02/15/21	3,500	3,630,062
Midwest Connector Capital Co. LLC, Gtd. Notes, 144A	3.625		04/01/22	3,165	3,242,927
Gtd. Notes, 144A	3.900		04/01/24	5,090	5,296,764
MPLX LP,
Sr. Unsec’d. Notes(a)	3.375		03/15/23	1,872	1,915,035
Sr. Unsec’d. Notes	4.500		07/15/23	7,725	8,194,212
ONEOK Partners LP, Gtd. Notes	3.375		10/01/22	6,670	6,777,291
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646		02/15/20	3,535	3,535,284
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	2.850		01/31/23	7,555	7,524,545
Sr. Unsec’d. Notes	3.850		10/15/23	9,580	9,898,058
Sr. Unsec’d. Notes	4.650		10/15/25	6,850	7,305,731
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800		10/15/22	1,500	1,498,026
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.000		07/01/22	13,191	13,362,520
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.350		08/15/22	2,078	2,117,896
Sr. Unsec’d. Notes(a)	3.600		03/15/22	10,697	10,976,913
Sr. Unsec’d. Notes	4.000		11/15/21	4,559	4,703,669
Sr. Unsec’d. Notes(a)	4.125		11/15/20	2,392	2,435,364
Sr. Unsec’d. Notes	4.300		03/04/24	15,955	16,924,719
Sr. Unsec’d. Notes	4.550		06/24/24	7,040	7,585,899
Sr. Unsec’d. Notes	5.250		03/15/20	12,042	12,264,486

					339,684,632

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of June 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate 0.3%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125%	03/20/22	25,160	$25,654,235

Real Estate Investment Trusts (REITs) 2.3%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	2.950	09/15/22	10,258	10,463,633
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	02/15/23	5,450	5,651,299
Gtd. Notes	4.100	10/01/24	2,000	2,083,880
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.875	08/15/22	5,600	5,751,720
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22	33,867	36,006,218
Digital Realty Trust LP, Gtd. Notes	2.750	02/01/23	10,050	10,039,939
Duke Realty LP, Gtd. Notes	3.875	02/15/21	4,961	5,067,755
ERP Operating LP, Sr. Unsec’d. Notes	2.375	07/01/19	11,370	11,370,000
HCP, Inc., Sr. Unsec’d. Notes	3.150	08/01/22	13,097	13,327,937
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes(a)	3.875	04/01/24	3,700	3,805,767
Sr. Unsec’d. Notes, Series D	3.750	10/15/23	3,330	3,411,322
Liberty Property LP, Sr. Unsec’d. Notes	4.750	10/01/20	6,000	6,137,388
Office Properties Income Trust, Sr. Unsec’d. Notes	3.750	08/15/19	5,100	5,101,558
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	4.800	06/01/24	5,315	5,461,163
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375	11/05/19	9,100	9,093,212
Ventas Realty LP, Gtd. Notes	3.100	01/15/23	24,030	24,452,664
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	3.250	08/15/22	3,100	3,170,288
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A	2.700	09/17/19	5,400	5,399,747
Gtd. Notes, 144A	3.250	10/05/20	13,485	13,613,858

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc.,
Sr. Unsec’d. Notes	3.625%		03/15/24	4,900	$5,099,334
Sr. Unsec’d. Notes(a)	3.950		09/01/23	9,780	10,288,234
Sr. Unsec’d. Notes(a)	5.250		01/15/22	20,485	21,785,730

					216,582,646

Retail 1.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes	2.500		04/15/21	6,310	6,324,571
Sr. Unsec’d. Notes	3.125		04/18/24	28,390	29,074,848
Dollar Tree, Inc., Sr. Unsec’d. Notes	3.700		05/15/23	12,500	12,906,287
L Brands, Inc., Gtd. Notes	6.625		04/01/21	9,375	9,900,000
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	4.375		09/01/23	10,620	10,856,015
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700		11/18/19	11,240	11,241,649
Walmart, Inc., Sr. Unsec’d. Notes(a)	2.850		07/08/24	24,540	25,353,578

					105,656,948

Savings & Loans 0.4%
First Niagara Financial Group, Inc., Sub. Notes	7.250		12/15/21	12,000	13,322,137
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A, MTN	3.622	(ff)	04/26/23	23,490	23,923,020

					37,245,157

Semiconductors 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.000		01/15/22	50,670	50,801,659
NVIDIA Corp., Sr. Unsec’d. Notes	2.200		09/16/21	34,535	34,447,501
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.875		09/01/22	15,000	15,423,600
Gtd. Notes, 144A	4.625		06/01/23	2,645	2,788,094
QUALCOMM, Inc.,
Sr. Unsec’d. Notes	2.600		01/30/23	4,090	4,104,077
Sr. Unsec’d. Notes(a)	3.000		05/20/22	35,000	35,650,039

					143,214,970

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of June 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software 1.2%
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/15/22	22,265	$22,612,626
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	15,115	15,385,944
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	2.250	08/15/21	15,425	15,393,388
Sr. Unsec’d. Notes(a)	3.625	10/15/20	12,110	12,288,887
First Data Corp., Sr. Sec’d. Notes, 144A	5.375	08/15/23	7,850	7,991,300
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.700	06/01/20	15,210	15,240,631
Sr. Unsec’d. Notes(a)	3.800	10/01/23	7,805	8,210,005
Oracle Corp., Sr. Unsec’d. Notes	1.900	09/15/21	18,460	18,366,563

				115,489,344

Telecommunications 3.2%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.450	06/30/20	58,530	58,504,845
Sr. Unsec’d. Notes	3.000	06/30/22	7,185	7,310,824
Sr. Unsec’d. Notes	3.400	06/15/22	16,320	16,755,424
Sr. Unsec’d. Notes	3.400	05/15/25	14,390	14,792,996
Sr. Unsec’d. Notes(a)	3.800	03/15/22	14,195	14,726,420
Sr. Unsec’d. Notes	3.800	03/01/24	24,435	25,704,925
Sr. Unsec’d. Notes	3.875	08/15/21	9,285	9,565,505
Sr. Unsec’d. Notes	4.600	02/15/21	4,700	4,840,070
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A	1.950	09/19/21	21,860	21,631,588
Gtd. Notes, 144A	2.820	01/19/22	32,770	33,066,853
Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.000	09/01/24	7,000	7,289,333
Orange SA (France), Sr. Unsec’d. Notes	5.375	07/08/19	4,828	4,830,276
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23	14,063	14,066,156
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.125	03/16/22	34,480	35,334,360
Sr. Unsec’d. Notes	3.376	02/15/25	15,000	15,656,754
Sr. Unsec’d. Notes	4.600	04/01/21	16,900	17,595,707

				301,672,036

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.1%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650%	03/02/20	7,480	$7,485,210

Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.200	07/15/20	17,770	17,850,481
Sr. Unsec’d. Notes, 144A	3.300	04/01/21	1,200	1,214,850
Sr. Unsec’d. Notes, 144A	3.650	07/29/21	3,580	3,660,845

				22,726,176

TOTAL CORPORATE BONDS (cost $7,814,516,397)				7,921,421,125

MUNICIPAL BOND 0.1%

Alabama
Alabama Economic Settlement Authority, Series B, Revenue Bonds (cost $4,635,000)	3.163	09/15/25	4,635	4,743,412

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes(k)	1.750	06/15/22	20,000	20,028,125
U.S. Treasury Notes	3.000	09/30/25	2	2,137

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,036,996)				20,030,262

			Shares

PREFERRED STOCK 0.0%

Banks
Citigroup Capital XIII 8.953% (cost $3,342,000)			132,000	3,641,880

TOTAL LONG-TERM INVESTMENTS (cost $9,163,335,957)				9,268,888,748

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of June 30, 2019

Description	Shares	Value

SHORT-TERM INVESTMENTS 3.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	24,491,732	$24,491,732
PGIM Institutional Money Market Fund (cost $264,523,474; includes $263,992,710 of cash collateral for securities on loan)(b)(w)	264,535,118	264,614,479

TOTAL SHORT-TERM INVESTMENTS (cost $289,015,206)		289,106,211

TOTAL INVESTMENTS 102.1% (cost $9,452,351,163)		9,557,994,959
Liabilities in excess of other assets(z) (2.1)%		(198,675,916)

NET ASSETS 100.0%		$9,359,319,043

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CLO—Collateralized Loan Obligation

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

REIT(s)—Real Estate Investment Trust(s)

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $258,567,700; cash collateral of $263,992,710 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

40

Futures contracts outstanding at June 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,981	2 Year U.S. Treasury Notes	Sep. 2019	$856,630,336	$2,496,349
6,671	5 Year U.S. Treasury Notes	Sep. 2019	788,220,344	11,368,018
1,370	10 Year U.S. Treasury Notes	Sep. 2019	175,317,187	893,160

				14,757,527

Short Positions:
115	20 Year U.S. Treasury Bonds	Sep. 2019	17,893,281	(698,538)
129	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	22,905,563	(158,058)

				(856,596)

				$13,900,931

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$6,690,000	$385,541

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,215,930,007	$—
Commercial Mortgage-Backed Securities	—	103,122,062	—
Corporate Bonds	—	7,921,421,125	—
Municipal Bond	—	4,743,412	—
U.S. Treasury Obligations.	—	20,030,262	—
Preferred Stock.	3,641,880	—	—
Affiliated Mutual Funds	289,106,211	—	—
Other Financial Instruments*
Futures Contracts	13,900,931	—	—

Total	$306,649,022	$9,265,246,868	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2019 were as follows:

Banks	22.4%
Collateralized Loan Obligations	13.0
Pharmaceuticals	7.5
Electric	7.1
Oil & Gas	3.6
Pipelines	3.6
Auto Manufacturers	3.3
Telecommunications	3.2
Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	3.1
Chemicals	2.9
Foods	2.6
Healthcare-Services	2.4
Real Estate Investment Trusts (REITs)	2.3
Media	2.2
Biotechnology	1.9
Insurance	1.9
Healthcare-Products	1.6
Semiconductors	1.5
Commercial Services	1.4%
Diversified Financial Services	1.3
Agriculture	1.3
Software	1.2
Airlines	1.2
Retail	1.1
Commercial Mortgage-Backed Securities	1.1
Building Materials	1.0
Lodging	0.9
Aerospace & Defense	0.6
Beverages	0.6
Electronics	0.5
Household Products/Wares	0.5
Savings & Loans	0.4
Oil & Gas Services	0.3
Machinery-Diversified	0.3
Real Estate	0.3
Computers	0.3
Trucking & Leasing	0.2
U.S. Treasury Obligations	0.2

See Notes to Financial Statements.

42

Industry (cont’d.)
Mining	0.2%
Home Builders	0.2
Packaging & Containers	0.2
Forest Products & Paper	0.2
Auto Parts & Equipment	0.1
Housewares	0.1
Gas	0.1

Transportation	0.1%
Municipal	0.1
Advertising	0.0 *

102.1
Liabilities in excess of other assets	(2.1)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$14,757,527	*	Due from/to broker—variation margin futures	$856,596	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$30,527,821

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of June 30, 2019

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows (continued):

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(3,968,772)

For the six months ended June 30, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$1,769,926,247	$29,046,438

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$258,567,700	$(258,567,700)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

44

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of June 30, 2019

Assets
Investments at value, including securities on loan of $258,567,700:
Unaffiliated investments (cost $9,163,335,957)	$9,268,888,748
Affiliated investments (cost $289,015,206)	289,106,211
Cash	2,130,046
Dividends and interest receivable	77,670,515
Receivable for Fund shares sold	20,610,965
Receivable for investments sold	11,556,656
Deposit with broker for centrally cleared/exchange-traded derivatives	6,690,000
Prepaid expenses and other assets	61,086

Total Assets	9,676,714,227

Liabilities
Payable to broker for collateral for securities on loan	263,992,710
Payable for Fund shares reacquired	33,137,886
Payable for investments purchased	10,904,212
Dividends payable	3,294,805
Management fee payable	3,063,012
Accrued expenses and other liabilities	1,986,401
Distribution fee payable	939,073
Affiliated transfer agent fee payable	63,359
Due to broker—variation margin futures	13,726

Total Liabilities	317,395,184

Net Assets	$9,359,319,043

Net assets were comprised of:
Common stock, at par	$8,458,886
Paid-in capital in excess of par	9,693,850,370
Total distributable earnings (loss)	(342,990,213)

Net assets, June 30, 2019	$9,359,319,043

See Notes to Financial Statements.

46

Class A
Net asset value and redemption price per share, ($1,327,185,328 ÷ 120,192,874 shares of common stock issued and outstanding)	$11.04
Maximum sales charge (3.25% of offering price)	0.37

Maximum offering price to public	$11.41

Class B
Net asset value, offering price and redemption price per share,
($1,381,887 ÷ 125,155 shares of common stock issued and outstanding)	$11.04

Class C
Net asset value, offering price and redemption price per share,
($740,207,037 ÷ 67,028,840 shares of common stock issued and outstanding)	$11.04

Class R
Net asset value, offering price and redemption price per share,
($140,132,234 ÷ 12,690,333 shares of common stock issued and outstanding)	$11.04

Class Z
Net asset value, offering price and redemption price per share,
($5,889,319,369 ÷ 532,022,010 shares of common stock issued and outstanding)	$11.07

Class R2
Net asset value, offering price and redemption price per share,
($64,210 ÷ 5,794 shares of common stock issued and outstanding)	$11.08

Class R4
Net asset value, offering price and redemption price per share,
($529,538 ÷ 47,770 shares of common stock issued and outstanding)	$11.09

Class R6
Net asset value, offering price and redemption price per share,
($1,260,499,440 ÷ 113,775,835 shares of common stock issued and outstanding)	$11.08

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	47

Statement of Operations (unaudited)

Six Months Ended June 30, 2019

Net Investment Income (Loss)
Income
Interest income	$141,680,568
Affiliated dividend income	1,760,352
Income from securities lending, net (including affiliated income of $266,139)	284,749
Unaffiliated dividend income	150,220

Total income	143,875,889

Expenses
Management fee	18,205,862
Distribution fee(a)	5,948,327
Shareholder servicing fees(a)	266
Transfer agent’s fees and expenses (including affiliated expense of $195,666)(a)	4,343,031
Custodian and accounting fees	274,851
Shareholders’ reports	212,871
Registration fees(a)	178,629
Directors’ fees	87,913
Legal fees and expenses	36,555
Audit fee	19,438
Miscellaneous	81,159

Total expenses	29,388,902
Less: Fee waiver and/or expense reimbursement(a)	(19,197)
Distribution fee waiver(a)	(174,603)

Net expenses	29,195,102

Net investment income (loss)	114,680,787

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $62,393)	(3,833,116)
Futures transactions	30,527,821
Foreign currency transactions	(555)

26,694,150

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $96,411)	267,478,970
Futures	(3,968,772)

263,510,198

Net gain (loss) on investment and foreign currency transactions	290,204,348

Net Increase (Decrease) In Net Assets Resulting From Operations	$404,885,135

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,528,245	9,522	3,886,677	523,808	—	75	—	—
Shareholder servicing fees	—	—	—	—	—	30	236	—
Transfer agent’s fees and expenses	754,667	4,490	324,866	117,651	3,135,033	602	587	5,135
Registration fees	33,199	9,546	14,320	10,215	63,055	9,209	9,209	29,876
Fee waiver and/or expense reimbursement	—	—	—	—	—	(9,764)	(9,433)	—
Distribution fee waiver	—	—	—	(174,603)	—	—	—	—

See Notes to Financial Statements.

48

Statements of Changes in Net Assets (unaudited)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$114,680,787	$232,233,581
Net realized gain (loss) on investment transactions	26,694,150	(46,176,488)
Net change in unrealized appreciation (depreciation) on investments	263,510,198	(145,037,800)

Net increase (decrease) in net assets resulting from operations	404,885,135	41,019,293

Dividends and Distributions
Distributions from distributable earnings
Class A	(16,316,511)	(32,509,834)
Class B	(5,417)	(69,565)
Class C	(7,619,524)	(17,887,217)
Class R	(1,650,845)	(3,514,600)
Class Z	(84,216,061)	(179,871,432)
Class R2	(768)	(610)
Class R4	(6,609)	(1,952)
Class R6	(18,652,096)	(33,417,254)

	(128,467,831)	(267,272,464)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,470,456,917	3,100,527,330
Net asset value of shares issued in reinvestment of dividends and distributions	108,295,199	217,554,034
Cost of shares reacquired	(1,574,147,846)	(4,513,992,507)

Net increase (decrease) in net assets from Fund share transactions	4,604,270	(1,195,911,143)

Total increase (decrease)	281,021,574	(1,422,164,314)

Net Assets:
Beginning of period	9,078,297,469	10,500,461,783

End of period	$9,359,319,043	$9,078,297,469

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	49

Notes to Financial Statements (unaudited)

Prudential Short-Term Corporate Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company is comprised of one series known as PGIM Short-Term Corporate Bond Fund (the “Fund”).

The investment objective of the Fund is high current income consistent with the preservation of principal.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

50

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other

PGIM Short-Term Corporate Bond Fund	51

Notes to Financial Statements (unaudited) (continued)

things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

52

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and

PGIM Short-Term Corporate Bond Fund	53

Notes to Financial Statements (unaudited) (continued)

waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The

54

legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.40% of the Fund’s average daily net assets up to $10 billion; and 0.39% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.40% for the reporting period ended June 30, 2019.

The Manager has contractually agreed, through April 30, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.92% of average daily net assets for Class R2 shares or 0.67% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 or Class R6 shares of the Fund.

PGIM Short-Term Corporate Bond Fund	55

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS contractually agreed through April 30, 2020 to limit such fees to 0.50% of the average daily net assets of Class R shares.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended June 30, 2019, PIMS received $356,462 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended June 30, 2019, PIMS received $9,915, $207 and $13,846 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance

56

with the Fund’s Rule 17a-7 procedures. For the reporting period ended June 30, 2019, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. For the reporting period ended June 30, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2019, were $1,797,615,111 and $1,752,143,623, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$78,655,399	$1,055,820,962	$1,109,984,629	$—	$—	$24,491,732	24,491,732	$1,760,352
PGIM Institutional Money Market Fund*
416,528,840	763,041,736	915,114,901	96,411	62,393	264,614,479	264,535,118	266,139	**

$495,184,239	$1,818,862,698	$2,025,099,530	$96,411	$62,393	$289,106,211		$2,026,491

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2019 were as follows:

Tax Basis	$9,510,046,796

Gross Unrealized Appreciation	74,589,001
Gross Unrealized Depreciation	(12,739,907)

Net Unrealized Appreciation	$61,849,094

The book basis may differ from tax basis due to certain tax-related adjustments.

PGIM Short-Term Corporate Bond Fund	57

Notes to Financial Statements (unaudited) (continued)

For federal income tax purposes, the Fund had a capital loss carryforward as of

December 31, 2018 of approximately $381,128,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. The Fund expired approximately $1,603,000 of its capital loss carryforward during the fiscal year ended December 31, 2018.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 0.50%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 3 billion shares of common stock, $0.01 par value per share, authorized and divided into nine classes, designated Class A, Class B, Class C, Class R, Class Z, Class T, Class R2, Class R4 and Class R6 common stock, each of which consists of 350 million,

58

5 million, 300 million, 75 million, 1,675 million, 170 million, 75 million, 75 million and 275 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of June 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 944 Class R2 shares and 948 Class R4 shares of the Fund. At reporting period end, nine shareholders of record, each holding greater than 5% of the Fund, held 81% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2019:
Shares sold	21,684,703	$235,716,720
Shares issued in reinvestment of dividends and distributions	1,408,863	15,364,844
Shares reacquired	(14,589,558)	(158,477,663)

Net increase (decrease) in shares outstanding before conversion	8,504,008	92,603,901
Shares issued upon conversion from other share class(es)	5,100,567	55,508,609
Shares reacquired upon conversion into other share class(es)	(2,971,683)	(32,129,997)

Net increase (decrease) in shares outstanding	10,632,892	$115,982,513

Year ended December 31, 2018:
Shares sold	33,235,053	$357,895,339
Shares issued in reinvestment of dividends and distributions	2,810,669	30,231,580
Shares reacquired	(47,067,538)	(506,592,277)

Net increase (decrease) in shares outstanding before conversion	(11,021,816)	(118,465,358)
Shares issued upon conversion from other share class(es)	3,870,230	41,601,360
Shares reacquired upon conversion into other share class(es)	(8,716,456)	(93,717,253)

Net increase (decrease) in shares outstanding	(15,868,042)	$(170,581,251)

Class B
Six months ended June 30, 2019:
Shares sold	3,622	$39,176
Shares issued in reinvestment of dividends and distributions	452	4,899
Shares reacquired	(42,805)	(464,506)

Net increase (decrease) in shares outstanding before conversion	(38,731)	(420,431)
Shares reacquired upon conversion into other share class(es)	(62,963)	(684,580)

Net increase (decrease) in shares outstanding	(101,694)	$(1,105,011)

Year ended December 31, 2018:
Shares sold	32,369	$347,284
Shares issued in reinvestment of dividends and distributions	5,682	61,187
Shares reacquired	(248,684)	(2,683,728)

Net increase (decrease) in shares outstanding before conversion	(210,633)	(2,275,257)
Shares reacquired upon conversion into other share class(es)	(414,104)	(4,456,516)

Net increase (decrease) in shares outstanding	(624,737)	$(6,731,773)

PGIM Short-Term Corporate Bond Fund	59

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended June 30, 2019:
Shares sold	2,437,328	$26,478,490
Shares issued in reinvestment of dividends and distributions	593,557	6,469,848
Shares reacquired	(8,405,218)	(91,262,350)

Net increase (decrease) in shares outstanding before conversion	(5,374,333)	(58,314,012)
Shares reacquired upon conversion into other share class(es)	(4,648,096)	(50,587,368)

Net increase (decrease) in shares outstanding	(10,022,429)	$(108,901,380)

Year ended December 31, 2018:
Shares sold	4,901,922	$52,780,284
Shares issued in reinvestment of dividends and distributions	1,401,772	15,080,131
Shares reacquired	(29,973,122)	(322,592,375)

Net increase (decrease) in shares outstanding before conversion	(23,669,428)	(254,731,960)
Shares reacquired upon conversion into other share class(es)	(3,238,525)	(34,843,915)

Net increase (decrease) in shares outstanding	(26,907,953)	$(289,575,875)

Class R
Six months ended June 30, 2019:
Shares sold	711,172	$7,752,621
Shares issued in reinvestment of dividends and distributions	145,776	1,589,423
Shares reacquired	(1,541,982)	(16,761,801)

Net increase (decrease) in shares outstanding before conversion	(685,034)	(7,419,757)
Shares reacquired upon conversion into other share class(es)	(4,554)	(49,323)

Net increase (decrease) in shares outstanding	(689,588)	$(7,469,080)

Year ended December 31, 2018:
Shares sold	1,447,865	$15,595,672
Shares issued in reinvestment of dividends and distributions	313,541	3,372,476
Shares reacquired	(3,573,300)	(38,439,107)

Net increase (decrease) in shares outstanding before conversion	(1,811,894)	(19,470,959)
Shares reacquired upon conversion into other share class(es)	(115,766)	(1,237,538)

Net increase (decrease) in shares outstanding	(1,927,660)	$(20,708,497)

60

Class Z	Shares	Amount
Six months ended June 30, 2019:
Shares sold	95,314,646	$1,037,178,049
Shares issued in reinvestment of dividends and distributions	6,060,760	66,265,400
Shares reacquired	(103,985,164)	(1,131,378,068)

Net increase (decrease) in shares outstanding before conversion	(2,609,758)	(27,934,619)
Shares issued upon conversion from other share class(es)	4,024,027	43,652,562
Shares reacquired upon conversion into other share class(es)	(1,544,765)	(16,816,140)

Net increase (decrease) in shares outstanding	(130,496)	$(1,098,197)

Year ended December 31, 2018:
Shares sold	204,439,217	$2,208,082,991
Shares issued in reinvestment of dividends and distributions	12,563,106	135,420,944
Shares reacquired	(309,786,757)	(3,340,132,837)

Net increase (decrease) in shares outstanding before conversion	(92,784,434)	(996,628,902)
Shares issued upon conversion from other share class(es)	10,973,819	118,317,777
Shares reacquired upon conversion into other share class(es)	(4,627,014)	(49,851,729)

Net increase (decrease) in shares outstanding	(86,437,629)	$(928,162,854)

Class R2
Six months ended June 30, 2019:
Shares sold	476	$5,197
Shares issued in reinvestment of dividends and distributions	70	767
Shares reacquired	(455)	(4,931)

Net increase (decrease) in shares outstanding	91	$1,033

Year ended December 31, 2018:
Shares sold	4,820	$51,955
Shares issued in reinvestment of dividends and distributions	56	610
Shares reacquired	(83)	(894)

Net increase (decrease) in shares outstanding	4,793	$51,671

Class R4
Six months ended June 30, 2019:
Shares sold	13,172	$143,141
Shares issued in reinvestment of dividends and distributions	86	951
Shares reacquired	(365)	(3,988)

Net increase (decrease) in shares outstanding	12,893	$140,104

Year ended December 31, 2018:
Shares sold	34,068	$365,540
Shares issued in reinvestment of dividends and distributions	33	360
Shares reacquired	(134)	(1,437)

Net increase (decrease) in shares outstanding	33,967	$364,463

PGIM Short-Term Corporate Bond Fund	61

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended June 30, 2019:
Shares sold	14,969,957	$163,143,523
Shares issued in reinvestment of dividends and distributions	1,700,070	18,599,067
Shares reacquired	(16,129,890)	(175,794,539)

Net increase (decrease) in shares outstanding before conversion	540,137	5,948,051
Shares issued upon conversion from other share class(es)	123,202	1,344,437
Shares reacquired upon conversion into other share class(es)	(21,733)	(238,200)

Net increase (decrease) in shares outstanding	641,606	$7,054,288

Year ended December 31, 2018:
Shares sold	43,080,449	$465,408,265
Shares issued in reinvestment of dividends and distributions	3,095,739	33,386,746
Shares reacquired	(28,144,751)	(303,549,852)

Net increase (decrease) in shares outstanding before conversion	18,031,437	195,245,159
Shares issued upon conversion from other share class(es)	2,287,230	24,637,404
Shares reacquired upon conversion into other share class(es)	(41,662)	(449,590)

Net increase (decrease) in shares outstanding	20,277,005	$219,432,973

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended June 30, 2019.

62

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may

PGIM Short-Term Corporate Bond Fund	63

Notes to Financial Statements (unaudited) (continued)

make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

64

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.71		$10.95	$11.01	$11.00	$11.19	$11.33
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.24	0.21	0.19	0.19	0.20
Net realized and unrealized gain (loss) on investment transactions	0.34		(0.20)	-	0.08	(0.10)	(0.04)
Total from investment operations	0.47		0.04	0.21	0.27	0.09	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.28)	(0.27)	(0.26)	(0.28)	(0.30)
Net asset value, end of period	$11.04		$10.71	$10.95	$11.01	$11.00	$11.19
Total Return(b):	4.45%		0.34%	1.91%	2.50%	0.81%	1.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,327,185		$1,173,934	$1,373,562	$1,861,163	$1,801,167	$2,194,768
Average net assets (000)	$1,232,711		$1,273,713	$1,413,981	$1,751,490	$1,984,349	$2,686,658
Ratios to average net assets(c)(d)(e):
Expenses after waivers and/or expense reimbursement	0.79%	(f)	0.79%	0.78%	0.77%	0.77%	0.78%
Expenses before waivers and/or expense reimbursement	0.79%	(f)	0.79%	0.78%	0.77%	0.78%	0.83%
Net investment income (loss)	2.37%	(f)	2.20%	1.90%	1.72%	1.73%	1.79%
Portfolio turnover rate(g)	25%		36%	50%	51%	49%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to ..25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	65

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.71		$10.95	$11.01	$11.00	$11.19	$11.33
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.11	0.12	0.11	0.11	0.12
Net realized and unrealized gain (loss) on investment transactions	0.35		(0.19)	-	0.08	(0.10)	(0.04)
Total from investment operations	0.36		(0.08)	0.12	0.19	0.01	0.08
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.16)	(0.18)	(0.18)	(0.20)	(0.22)
Net asset value, end of period	$11.04		$10.71	$10.95	$11.01	$11.00	$11.19
Total Return(b):	3.34%		(0.75)%	1.08%	1.73%	0.06%	0.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,382		$2,430	$9,327	$20,035	$28,396	$41,808
Average net assets (000)	$1,920		$5,211	$15,507	$25,008	$34,875	$51,023
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.89%	(e)	1.97%	1.57%	1.52%	1.52%	1.53%
Expenses before waivers and/or expense reimbursement	2.89%	(e)	1.97%	1.57%	1.52%	1.52%	1.53%
Net investment income (loss)	0.27%	(e)	0.98%	1.10%	0.98%	0.99%	1.04%
Portfolio turnover rate(f)	25%		36%	50%	51%	49%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s turnover rate may be higher.

See Notes to Financial Statements.

66

Class C Shares
	Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.72		$10.95	$11.01	$11.00	$11.19	$11.33
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.16	0.13	0.11	0.11	0.12
Net realized and unrealized gain (loss) on investment transactions	0.34		(0.19)	-	0.08	(0.10)	(0.04)
Total from investment operations	0.43		(0.03)	0.13	0.19	0.01	0.08
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.20)	(0.19)	(0.18)	(0.20)	(0.22)
Net asset value, end of period	$11.04		$10.72	$10.95	$11.01	$11.00	$11.19
Total Return(b):	3.99%		(0.27)%	1.16%	1.73%	0.06%	0.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$740,207		$825,668	$1,138,547	$1,446,238	$1,535,414	$1,744,748
Average net assets (000)	$783,775		$970,998	$1,298,103	$1,536,399	$1,632,383	$1,861,288
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.50%	(e)	1.49%	1.52%	1.52%	1.52%	1.53%
Expenses before waivers and/or expense reimbursement	1.50%	(e)	1.49%	1.52%	1.52%	1.52%	1.53%
Net investment income (loss)	1.66%	(e)	1.49%	1.16%	0.98%	0.99%	1.04%
Portfolio turnover rate(f)	25%		36%	50%	51%	49%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	67

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.72		$10.95	$11.01	$11.00	$11.19	$11.33
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.20	0.18	0.16	0.17	0.17
Net realized and unrealized gain (loss) on investment transactions	0.34		(0.19)	-	0.09	(0.11)	(0.04)
Total from investment operations	0.45		0.01	0.18	0.25	0.06	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.24)	(0.24)	(0.24)	(0.25)	(0.27)
Net asset value, end of period	$11.04		$10.72	$10.95	$11.01	$11.00	$11.19
Total Return(b):	4.19%		0.13%	1.63%	2.24%	0.57%	1.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$140,132		$143,370	$167,645	$174,661	$157,207	$142,496
Average net assets (000)	$140,825		$156,009	$172,119	$167,164	$149,553	$129,408
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.10%	(e)	1.09%	1.05%	1.02%	1.02%	1.03%
Expenses before waivers and/or expense reimbursement	1.35%	(e)	1.34%	1.30%	1.27%	1.27%	1.28%
Net investment income (loss)	2.06%	(e)	1.90%	1.62%	1.48%	1.48%	1.54%
Portfolio turnover rate(f)	25%		36%	50%	51%	49%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s turnover rate may be higher.

See Notes to Financial Statements.

68

Class Z Shares
	Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.74		$10.98	$11.04	$11.03	$11.22	$11.36
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.27	0.24	0.22	0.22	0.23
Net realized and unrealized gain (loss) on investment transactions	0.35		(0.21)	-	0.08	(0.10)	(0.04)
Total from investment operations	0.49		0.06	0.24	0.30	0.12	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.30)	(0.30)	(0.29)	(0.31)	(0.33)
Net asset value, end of period	$11.07		$10.74	$10.98	$11.04	$11.03	$11.22
Total Return(b):	4.58%		0.61%	2.17%	2.76%	1.07%	1.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,889,319		$5,716,205	$6,791,114	$6,682,219	$5,281,386	$5,288,222
Average net assets (000)	$5,782,431		$6,387,796	$6,712,127	$6,041,649	$5,313,632	$4,823,460
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.53%	(e)	0.53%	0.53%	0.52%	0.52%	0.53%
Expenses before waivers and/or expense reimbursement	0.53%	(e)	0.53%	0.53%	0.52%	0.52%	0.53%
Net investment income (loss)	2.63%	(e)	2.46%	2.15%	1.98%	1.99%	2.04%
Portfolio turnover rate(f)	25%		36%	50%	51%	49%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	69

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended June 30,		Year Ended December 31,	December 27, 2017(a) through December 31,
	2019		2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.75		$10.99	$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.23	-	(c)
Net realized and unrealized gain (loss) on investment transactions	0.35		(0.21)	-	(c)
Total from investment operations	0.47		0.02	-
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.26)	-	(c)
Net asset value, end of period	$11.08		$10.75	$10.99
Total Return(d):	4.37%		0.23%	0.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$64		$61	$10
Average net assets (000)	$61		$24	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.92%	(f)	0.92%	0.91%	(f)
Expenses before waivers and/or expense reimbursement	33.25%	(f)	83.41%	174.19%	(f)
Net investment income (loss)	2.24%	(f)	2.13%	1.82%	(f)
Portfolio turnover rate(g)	25%		36%	50%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s turnover rate may be higher.

See Notes to Financial Statements.

70

Class R4 Shares
	Six Months Ended June 30,		Year Ended December 31,	December 27, 2017(a) through December 31,
	2019		2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.76		$10.99	$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.26	-	(c)
Net realized and unrealized gain (loss) on investment transactions	0.35		(0.20)	-	(c)
Total from investment operations	0.48		0.06	-
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.29)	-	(c)
Net asset value, end of period	$11.09		$10.76	$10.99
Total Return(d):	4.50%		0.59%	0.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$530		$375	$10
Average net assets (000)	$476		$69	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.67%	(f)	0.67%	0.66%	(f)
Expenses before waivers and/or expense reimbursement	4.67%	(f)	29.85%	173.93%	(f)
Net investment income (loss)	2.49%	(f)	2.45%	2.08%	(f)
Portfolio turnover rate(g)	25%		36%	50%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	71

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.75		$10.99	$11.05	$11.04	$11.23	$11.36
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.28	0.25	0.23	0.23	0.24
Net realized and unrealized gain (loss) on investment transactions	0.34		(0.20)	-	0.08	(0.10)	(0.02)
Total from investment operations	0.49		0.08	0.25	0.31	0.13	0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.32)	(0.31)	(0.30)	(0.32)	(0.35)
Net asset value, end of period	$11.08		$10.75	$10.99	$11.05	$11.04	$11.23
Total Return(b):	4.63%		0.72%	2.30%	2.85%	1.17%	1.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,260,499		$1,216,253	$1,020,248	$116,543	$90,807	$89,604
Average net assets (000)	$1,236,171		$1,139,003	$741,165	$143,488	$89,233	$43,439
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.42%	(e)	0.42%	0.42%	0.42%	0.42%	0.43%
Expenses before waivers and/or expense reimbursement	0.42%	(e)	0.42%	0.42%	0.42%	0.42%	0.43%
Net investment income (loss)	2.74%	(e)	2.58%	2.27%	2.08%	2.08%	2.14%
Portfolio turnover rate(f)	25%		36%	50%	51%	49%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s turnover rate may be higher.

See Notes to Financial Statements.

72

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Short-Term Corporate Bond Fund (the “Fund”)1 consists of eleven individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc., on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as

[1]	PGIM Short-Term Corporate Bond Fund is a series of Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund	73

Approval of Advisory Agreements (continued)

information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, Inc. which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services provided, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as the administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management,

74	Visit our website at pgiminvestments.com

investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Short-Term Corporate Bond Fund	75

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2018.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended December 31, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

76	Visit our website at pgiminvestments.com

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause total annual operating expenses to exceed 0.92% for Class R2 shares and 0.67% for Class R4 shares through April 30, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board considered information provided by PGIM Investments indicating that the Fund’s net total expense ratio was one basis point from the median of the Peer Group.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Short-Term Corporate Bond Fund	77

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short-Term Corporate Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT-TERM CORPORATE BOND FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6
NASDAQ	PBSMX	PSMBX	PIFCX	JDTRX	PIFZX	PIFEX	PIFGX	PSTQX
CUSIP	74441R102	74441R201	74441R300	74441R409	74441R508	74441R805	74441R888	74441R607

MF140E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)  There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Short-Term Corporate Bond Fund, Inc

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 28, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	August 28, 2019